Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
14. Subsequent Events
Termination of B. Riley Purchase Agreement
On February 16, 2024, the Company and B. Riley mutually agreed to terminate the B. Riley Purchase Agreement. The termination is effective as of February 16, 2024.
Underwritten Offering
On February 29, 2024, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with Rodman & Renshaw LLC and StockBlock Securities LLC, as the representatives (the “Representatives”) of the underwriters named in Schedule A (the “Underwriters”). Pursuant to the Underwriting Agreement, the Company agreed to sell, in an underwritten offering (the “Bought Deal Offering”), 5,882,353 shares (the “Firm Shares”) of the Common Stock, and accompanying common warrants to purchase up to an aggregate of 5,882,353 shares of Common Stock (the “Firm Warrants”). Pursuant to the Underwriting Agreement, the Company also granted the Underwriters an option for a period of 30 days from the date of the Underwriting Agreement to purchase up to 882,352 additional shares of Common Stock (the “Optional Shares”, and together with the Firm Shares, the “Shares”) and/or common warrants to purchase up to 882,352 shares of Common Stock (the “Optional Warrants”, and together with the Firm Warrants, the “Common Warrants”) that may be purchased by the Underwriters, at a price per Optional Share of $1.5548 and a price per Optional Warrant of $0.0092, which amounts reflect the public offering price of $1.69 per Optional Share and $0.01 per Optional Warrant, less underwriting discounts and commissions, as applicable (the “Underwriters’ Option”). Each Firm Share was sold together with a Firm Warrant at a combined public offering price of $1.70. The combined price per Firm Share and accompanying Firm Warrant paid by the Underwriters was $1.564, which amount reflects the combined public offering price of $1.70, less underwriting discounts and commissions.
Subject to certain ownership limitations, the Common Warrants are exercisable immediately from the date of issuance, will expire on the five-year anniversary of the date of issuance and have an exercise price of $1.70 per share. The exercise price of the Common Warrants is subject to certain adjustments, including (but not limited to) for stock dividends, stock splits, combinations and reclassifications of the Common Stock.
In connection with the Bought Deal Offering, the Company agreed, pursuant to the Underwriting Agreement, to issue the Representatives warrants (the “Representative Warrants”, and together with the Common Warrants, the “Warrants”) to purchase up to an aggregate of 470,588 shares of Common Stock (which represents 8.0% of the aggregate number of Firm Shares sold in the Bought Deal Offering), or up to an aggregate of 541,176 shares of Common Stock if the Underwriters exercise the Underwriters’ Option in full. The Representative Warrants are immediately exercisable and have the same terms as the Common Warrants described above, except that the exercise price of the Representative Warrants is $2.125 per share, which represents 125% of the combined public offering price per Firm Share and accompanying Firm Warrant. The Company also agreed to pay certain expenses of the Representatives in connection with the Bought Deal Offering, including their legal fees and out-of-pocket
expenses up to $200,000 and up to $15,950 for clearing expenses.
The Shares, the Warrants and the shares of Common Stock issuable upon exercise of the Warrants were offered and sold by us pursuant to an effective shelf registration statement on Form
S-3,
which was originally filed with the Securities and Exchange Commission (the “SEC”) on December 22, 2023, as amended, and was declared effective on January 11, 2024 (File
No. 333-276245),
a base prospectus dated January 11, 2024, and a final prospectus supplement dated February 29, 2024.